Related Party Balances and Transactions - Schedule of Name of the Related Parties and Relationship with the Company (Details)	12 Months Ended
Dec. 31, 2024
Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”) [Member]
Schedule of Name of the Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	The former shareholder of Tiancheng Jinhui from June 18, 2020 to June 30, 2022. And as of December 31, 2024, Mr. Ruilin Xu still holds 48.51% equity interest in Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”). The Company provided advisory and transaction services for Tiancheng Capital.
Mr. Ruilin Xu [Member]
Schedule of Name of the Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	The Company’s Chief Executive Officer and director, paid certain professional fees or salaries on behalf of the company.
Mr. Siqi Cao [Member]
Schedule of Name of the Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	The Company’s director, paid certain professional fees on behalf of the Company.
Shenzhen CIC Consulting Co., Ltd.[Member]
Schedule of Name of the Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	Mr. Zhiliang Hu holds 30% equity interest in Shenzhen Zhongtou Business Consulting Co., Ltd.
Shenzhen Zhongtou Shunshi Investment Management Co.,Ltd. [Member]
Schedule of Name of the Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Shunshi Investment Management Co.,Ltd.
Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co.,Ltd.[Member]
Schedule of Name of the Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	Both Mr. Zhiliang Hu and Ms. Xiaohuang Hong each hold a 50% equity interest in Shenzhen Zhongtou Big Data Technology Co., Ltd. Additionally, Ms. Xiaohuang Hong holds a 50% equity interest in Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co., Ltd.
Shenzhen Zhongtou Industrial Planning & Consulting Co.,Ltd.[Member]
Schedule of Name of the Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Industrial Planning & Consulting Co.
Shenzhen Zhongtou Big Data Technology Co.,Ltd.[Member]
Schedule of Name of the Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	Both Mr. Zhiliang Hu and Ms. Xiaohuang Hong each hold a 50% equity interest in Shenzhen Zhongtou Big Data Technology Co., Ltd.
Ms. Li Qian [Member]
Schedule of Name of the Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	Ms. Li Qian is the spouse of Mr. Zhiliang Hu.
Shenzhen Zhongtou Industrial Treasure Network Co.,Ltd.[Member]
Schedule of Name of the Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Industrial Treasure Network Co.
Mr. Zhiliang Hu [Member]
Schedule of Name of the Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Shunshi Investment Management Co., Ltd.
Infinity worldwide holding.,Ltd. [Member]
Schedule of Name of the Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	Infinity worldwide holding., Ltd is the shareholders of the company and holds 2.847% interest rights.
Shaanxi Tiancheng Jinhui Investment Co., Ltd. (Formally known as “Shaanxi Tiancheng Enterprise Management Consulting Co., Ltd.”) [Member]
Schedule of Name of the Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	Shaanxi Tiancheng Jinhui Investment Co., Ltd. is one of the Company’s suppliers, and Tiancheng Capital holds 52% equity interest in the party until December 8, 2021.
Guangzhou Tianyi Technology Co., Ltd. (Formally known as “Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd.”) [Member]
Schedule of Name of the Related Parties and Relationship with the Company [Line Items]
Relationship with the Company	Guangzhou Tianyi Technology Co., Ltd. is one of the Company’s suppliers, and Tiancheng Capital holds 51% equity interest in the party since March 3, 2020.